Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	$ 12,772,715	$ 17,316,101	$ 19,887,950
AguasCCUNestleChileSA [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	9,428,103	6,876,759	8,447,312
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	2,181,421	4,620,251	3,718,101
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	1,190,978	4,047,024	4,995,705
Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	3,256,403	3,594,166	3,296,863
Saenz Briones Cia Saic [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	0	877	(105,325)
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(674,671)	(116,677)	(533,381)
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	547,873	682,236	1,251,770
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	324,466	0	0
Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(3,462,444)	(2,342,555)	(1,380,829)
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	$ (19,414)	$ (45,980)	$ 197,734